Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes
Income Taxes

24.Income Taxes

The income tax provision for the years ended December 31, 2019, 2018 and 2017 was comprised of:

	2019		2018		2017
Income taxes, current (1)	Ps.	5,267,157	Ps.	6,448,961	Ps.	5,382,865
Income taxes, deferred		(2,598,712)		(2,058,457)		(1,108,745)
	Ps.	2,668,445	Ps.	4,390,504	Ps.	4,274,120
(1)	The current income tax of Mexican companies payable in Mexico represented 95%, 91% and 93% of total current income taxes in 2019, 2018 and 2017, respectively.

The Mexican corporate income tax rate was 30% in 2019, 2018 and 2017, and will be 30% in 2020.

2014 Tax Reform

As a result of a 2014 Mexican Tax Reform (the “2014 Tax Reform”), which included the elimination of the tax consolidation regime allowed for Mexican controlling companies, beginning on January 1, 2014, the Company is no longer allowed to consolidate income or loss of its Mexican subsidiaries for income tax purposes and: (i) accounted for an additional income tax liability for the elimination of the tax consolidation regime in the aggregate amount of Ps.6,813,595 as of December 31, 2013; (ii) recognized a benefit from tax loss carryforwards of Mexican companies in the Group in the aggregate amount of Ps.7,936,044 as of December 31, 2013; and (iii) adjusted the carrying amount of deferred income taxes from temporary differences by recognizing such effects on a separate company basis by using the enacted corporate income tax rate as of December 31, 2013.

The income tax payable as of December 31, 2019 and 2018, in connection with the 2014 Tax Reform, is as follows:

	2019		2018
Tax losses of subsidiaries, net	Ps.	3,230,248	Ps.	4,959,130
Less: Current portion (a)		1,470,529		1,817,736
Non-current portion (b)	Ps.	1,759,719	Ps.	3,141,394
(a)	Accounted for as current income taxes payable in the consolidated statement of financial position as of December 31, 2019 and 2018.
(b)	Accounted for as non-current income taxes payable in the consolidated statement of financial position as of December 31, 2019 and 2018.

Maturities of income tax payable as of December 31, 2019, in connection with the 2014 Mexican Tax Reform, are as follows:

2020	Ps.	1,470,529
2021		1,016,035
2022		623,545
2023		120,139
	Ps.	3,230,248

The following items represent the principal differences between income taxes computed at the statutory rate and the Group’s provision for income taxes.

	%	%	%
	2019	2018	2017
Statutory income tax rate	30	30	30
Differences between accounting and tax bases, includes tax inflation gain that is not recognized for accounting purposes	5	5	10
Asset tax	(2)	—	—
Tax loss carryforwards	(13)	(4)	(2)
2014 Tax Reform	1	2	1
Foreign operations	8	3	5
Disposition of investment	3	2	—
Share of income in associates and joint ventures, net	(2)	(1)	(5)
Effective income tax rate	30	37	39

The Group has recognized the benefits from tax loss carryforwards of Mexican companies in the Group as of December 31, 2019 and 2018. The years of expiration of tax loss carryforwards as of December 31, 2019, are as follows:

	Tax Loss
	Carryforwards
	for Which
	Deferred Taxes
Year of Expiration	Were Recognized
2020	Ps.	91,050
2021		174,278
2022		2,051,839
2023		233,434
2024		972,878
Thereafter		24,806,403
	Ps.	28,329,882

As of December 31, 2019, tax loss carryforwards of Mexican companies in the Group for which deferred tax assets were not recognized amounted to Ps.1,780,793, and will expire between 2020 and 2028.

During 2019, 2018 and 2017, certain Mexican subsidiaries utilized operating tax loss carryforwards in the amounts of Ps.6,457,550, Ps.14,072,331 and Ps.5,806,602, respectively.

In addition to the tax loss carryforwards of Mexican companies in the Group referred as of December 31, 2019, the Group has tax loss carryforwards derived from the disposal in 2014 of its former investment in GSF Telecom Holdings, S.A.P.I. de C.V. (“GSF”) in the amount of Ps.15,086,807. As of December 31, 2019, tax loss carryforwards derived from this disposal for which deferred taxes were recognized amounted to Ps.15,086,807, and will expire in 2025.

As of December 31, 2019, tax loss carryforwards of subsidiaries in South America, the United States, and Europe amounted to Ps.2,496,982, and will expire between 2020 and 2037.

The deferred income taxes as of December 31, 2019 and 2018, were principally derived from the following temporary differences and tax loss carryforwards:

	2019		2018

Assets:
Accrued liabilities	Ps.	4,352,021	Ps.	3,619,288
Loss allowance		1,550,482		1,344,425
Customer advances		1,499,462		1,799,330
Derivative financial instruments		273,210		—
Property, plant and equipment, net		1,650,860		1,570,890
Prepaid expenses and other items		3,700,673		1,125,387
Tax loss carryforwards:
Operating		7,433,425		8,677,220
Capital(1)		5,591,581		4,338,177

Liabilities:
Investments		(6,676,401)		(7,812,896)
Derivative financial instruments		—		(248,547)
Intangible assets and transmission rights		(2,406,145)		(843,409)
Deferred income tax assets of Mexican companies		16,969,168		13,569,865
Deferred income tax assets of certain foreign subsidiaries		163,747		221,392
Deferred income tax assets, net	Ps.	17,132,915	Ps.	13,791,257
(1)	Net of the benefit from tax loss carryforwards derived from the disposal in 2014 of the Group’s investment in GSF, in the amount of Ps.4,526,042 and Ps.3,301,222 in 2019 and 2018, respectively.

The deferred tax assets are in tax jurisdictions in which the Group considers that based on financial projections of its cash flows, results of operations and synergies between subsidiaries, will generate taxable income in subsequent periods.

The gross rollforward of deferred income tax assets, net, is as follows:

	2019		2018
At January 1	Ps.	13,791,257	Ps.	12,317,531
Statement of income credit		2,598,712		2,058,457
Other comprehensive income (“OCI”) credit		1,154,097		336,689
Retained earnings charge		(342,420)		—
Charged to retained earnings in connection with the adoption of new IFRS Standards		—		(921,420)
Reclassification to current assets (liabilities) held for sale		(68,731)		—
At December 31	Ps.	17,132,915	Ps.	13,791,257

The rollforward of deferred income tax assets and liabilities for the year 2019, was as follows:

							Reclassification
			Credit (Charge) to		Credit (Charge) to		to Current
			Consolidated		OCI and		Assets
	At January 1,		Statement of		Retained		(Liabilities)		At December 31,
	2019		Income		Earnings		Held for Sale		2019
Assets:
Accrued liabilities	Ps.	3,619,288	Ps.	732,733	Ps.	—	Ps.	—	Ps.	4,352,021
Loss allowance		1,344,425		206,057		—		—		1,550,482
Customer advances		1,799,330		(299,868)		—		—		1,499,462
Derivative financial instruments		—		(183,364)		456,574		—		273,210
Property, plant and equipment, net		1,570,890		79,970		—		—		1,650,860
Prepaid expenses and other items		1,125,387		2,586,763		57,254		(68,731)		3,700,673
Tax loss carryforwards		13,015,397		334,122		(324,513)		—		13,025,006
Deferred income tax assets of foreign subsidiaries		221,392		(57,645)		—		—		163,747

Liabilities:
Investments		(7,812,896)		514,133		622,362		—		(6,676,401)
Derivative financial instruments		(248,547)		248,547		—		—		—
Intangible assets and transmission rights		(843,409)		(1,562,736)		—		—		(2,406,145)
Deferred income tax assets, net	Ps.	13,791,257	Ps.	2,598,712	Ps.	811,677	Ps.	(68,731)	Ps.	17,132,915

The rollforward of deferred income tax assets and liabilities for the year 2018, was as follows:

			Credit (Charge) to
			Consolidated		Credit (Charge) to
	At January 1,		Statement of		OCI and		At December 31,
	2018		Income		Equity		2018
Assets:
Accrued liabilities	Ps.	3,388,289	Ps.	230,999	Ps.	—	Ps.	3,619,288
Loss allowance		1,115,990		149,305		79,130		1,344,425
Customer advances		2,230,958		(431,628)		—		1,799,330
Property, plant and equipment, net		1,159,085		411,805		—		1,570,890
Prepaid expenses and other items		—		1,785,820		(660,433)		1,125,387
Tax loss carryforwards		15,558,120		(2,542,723)		—		13,015,397
Deferred income tax assets of foreign subsidiaries		257,769		73,117		(109,494)		221,392

Liabilities:
Investments		(7,117,306)		(854,016)		158,426		(7,812,896)
Derivative financial instruments		(355,051)		158,864		(52,360)		(248,547)
Intangible assets and transmission rights		(2,646,267)		1,802,858		—		(843,409)
Prepaid expenses and other items		(1,274,056)		1,274,056		—		—
Deferred income tax assets, net	Ps.	12,317,531	Ps.	2,058,457	Ps.	(584,731)	Ps.	13,791,257

The tax (charge) credit relating to components of other comprehensive income is as follows:

	2019
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(247,092)	Ps.	74,128	Ps.	(172,964)
Remeasurement of post-employment benefit obligations of assets held for sale		(3,445)		1,033		(2,412)
Exchange differences on translating foreign operations		(98,422)		(101,323)		(199,745)
Derivative financial instruments cash flow hedges		(1,521,912)		456,574		(1,065,338)
Warrants exercisable for common stock of UHI		257,306		(77,192)		180,114
Open Ended Fund		(351,202)		112,590		(238,612)
Other equity instruments		(794,624)		238,387		(556,237)
Other financial assets		111		(33)		78
Share of loss of associates and joint ventures		(236,159)		—		(236,159)
Other comprehensive loss	Ps.	(2,995,439)	Ps.	704,164	Ps.	(2,291,275)
Current tax			Ps.	(449,933)
Deferred tax				1,154,097
			Ps.	704,164

	2018
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations (1)	Ps.	(97,086)	Ps.	230,623	Ps.	133,537
Exchange differences on translating foreign operations		(859,032)		(587)		(859,619)
Derivative financial instruments cash flow hedges		174,532		(52,359)		122,173
Warrants exercisable for common stock of UHI		(1,347,698)		404,309		(943,389)
Open Ended Fund		215,957		(64,787)		151,170
Other equity instruments		603,766		(181,130)		422,636
Other financial assets		(111)		33		(78)
Share of loss of associates and joint ventures		(47,313)		—		(47,313)
Other comprehensive loss	Ps.	(1,356,985)	Ps.	336,102	Ps.	(1,020,883)
Current tax			Ps.	(587)
Deferred tax				336,689
			Ps.	336,102
(1)	During 2018, the Group recognized a deferred income tax benefit of Ps.201,497, related to remeasurement of post-employment benefit obligations of prior years.

	2017
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(283,106)	Ps.	—	Ps.	(283,106)
Exchange differences on translating foreign operations		334,097		(78,040)		256,057
Derivative financial instruments cash flow hedges		231,758		(69,527)		162,231
Warrants exercisable for common stock of UHI		(280,447)		84,134		(196,313)
Open Ended Fund		1,008,675		(302,603)		706,072
Share of loss of associates and joint ventures		(60,340)		—		(60,340)
Other comprehensive income	Ps.	950,637	Ps.	(366,036)	Ps.	584,601
Current tax			Ps.	(78,040)
Deferred tax				(287,996)
			Ps.	(366,036)

The Group does not recognize deferred income tax liabilities related to its investments in associates and joint ventures, as the Group is able to control the timing of the reversal of temporary differences arising from these investments, and it is probable that these temporary differences will not reverse in the foreseeable future. As of December 31, 2019 and 2018, the deferred tax liabilities in connection with the Group’s investments in associates and joint ventures amounted to an aggregate of Ps.1,029,209 and Ps.993,402, respectively.

In December 2018 the Mexican Federal Congress approved the economic plan for 2019, which did not include relevant changes in the Mexican tax legislation, except for the limitation to use overpayments of taxes against the same kind of tax (Value Added Taxes (“VAT”) against VAT), and some incentives for taxpayers operating in the Northern border region of Mexico.

Until December 2018, taxpayers were able to offset overpayments of different type of taxes against each other and against taxes withheld. With the tax reform, this ability was eliminated and taxpayers are only allowed to offset tax overpayments that derive from the same tax. This limitation may affect some of our subsidiaries that recurrently have VAT or Income Tax overpayments but could offset those overpayments against each other (i.e. VAT against Income Tax). Beginning on January 1, 2019, they will only be able to: (i) to request a refund of the overpayment or (ii) to offset tax overpayments against the same tax.

In December 2019, the Mexican Federal Congress approved some additional reforms to the Economic Plan for 2020. These tax reforms include amendments to the Mexican Income Tax Law, Value Added Tax Law, Special Tax on Production and Services Law, and Federal Tax Code, and they became effective as of January 1, 2020. Some of the most relevant changes to the Mexican tax legislation incorporated some of the Actions included in the Base Erosion and Profit Shifting Final Report (BEPS) published by the OCDE in February 2013, such as: (i) limitations to the deduction of net interest paid by companies as well as to some other deductions, (ii) update of the Controlled Foreign Corporation (CFC) Rules, (iii) new provisions to tax transparent entities, (iv) modification of the definition of permanent establishment, and (v) incorporation of new rules to tax digital economy. Some other relevant amendments to avoid tax evasion include: (i) a new obligation of tax advisors and taxpayers to disclose reportable schemes, and (ii) inclusion of general anti-avoidance rule.